Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended
	Mar. 31, 2011	Aug. 31, 2010	Aug. 02, 2010	Aug. 02, 2006	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage for sale of Philips semiconductor business				80.10%
Reverse stock split of shares of common stock			1-for-20
Issuance of common stock initial public offering shares		34,000,000				34,000,000
Number of common stock offered	30,000,000
Common stock offering price per share	$ 30.00
Purchase of additional common stock shares offered					4,431,000
Common stock shares outstanding			4,305,030,000
Adjusted common stock shares to reflect reverse stock-split			215,251,500			249,251,500
Total shares authorized							1,076,257,500
Common stock, Authorized shares					430,503,000		430,503,000
Common stock, issued and outstanding shares					251,751,500		251,751,500
Preferred stock, shares authorized					645,754,500		645,754,500